Note 7 - Property and Equipment, Net (Details) - Property and Equipment, Net (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 577,321	$ 689,496
Less: Accumulated depreciation and amortization	(563,467)	(642,619)
	13,854	46,877
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	436,051	522,745
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	123,278	148,759
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,992	$ 17,992